Intangible Assets and Goodwill (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance		$ 86,612,636
Acquired through Verdélite (Note 7(b))
Additions
Impairment
Balance		19,525,746	86,612,636
Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		368,531
Balance		801,582	368,531
Extraction Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance
Balance		370,280
Health Canada Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		86,109,184
Balance		17,456,024	86,109,184
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Balance		134,921
Balance		897,860	134,921
Costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		89,589,343	2,984,231
Acquired through Verdélite (Note 7(b))	[1]		86,103,549
Acquired through Naturals (Note 7(b))	[2]	249,093
Additions		1,744,889	501,563
Impairment		(65,122,136)
Balance		26,461,189	89,589,343
Costs [Member] | Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		368,531
Acquired through Verdélite (Note 7(b))	[1]
Acquired through Naturals (Note 7(b))	[2]	89,259
Additions		343,792	368,531
Impairment
Balance		801,582	368,531
Costs [Member] | Extraction Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance
Acquired through Verdélite (Note 7(b))	[1]
Acquired through Naturals (Note 7(b))	[2]
Additions		370,280
Impairment
Balance		370,280
Costs [Member] | Health Canada Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		89,025,645	2,922,096
Acquired through Verdélite (Note 7(b))	[1]		86,103,549
Acquired through Naturals (Note 7(b))	[2]	148,765
Additions
Impairment		(65,122,136)
Balance		24,052,274	89,025,645
Costs [Member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Balance		195,167	62,135
Acquired through Verdélite (Note 7(b))	[1]
Acquired through Naturals (Note 7(b))	[2]	11,069
Additions		1,030,817	133,032
Impairment
Balance		1,237,053	195,167
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance		2,976,707	132,376
Additions		3,958,736	2,844,331
Balance		6,935,443	2,976,707
Accumulated depreciation and amortisation [member] | Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Balance
Additions
Balance
Accumulated depreciation and amortisation [member] | Extraction Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance
Additions
Balance
Accumulated depreciation and amortisation [member] | Health Canada Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		2,916,461	87,446
Additions		3,679,789	2,829,015
Balance		6,596,250	2,916,461
Accumulated depreciation and amortisation [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Balance		60,246	44,930
Additions		278,947	15,316
Balance		$ 339,193	$ 60,246

[1]	Revenue decline: Constraints in the provincial retail distribution network, including a slower than expected roll-out of retail stores across Canada, has resulted in a decrease in expected sales and profitability as compared to outcomes initially forecasted by management;
[2]	Decline in stock price and market capitalization: As at December 31, 2019, the carrying amount of the Company's total net assets exceeded the Company's market capitalization.